Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of the effect of the company's qualifying derivative financial instruments on the statements of income

        The following table presents the effect of our qualifying derivative financial instruments on the statements of income (in thousands):

	Loss Recognized in Other Comprehensive Income (Effective Portion)			Loss Reclassified from Accumulated Other Comprehensive Income into Interest Expense (Effective Portion)			Loss Reclassified from Accumulated Other Comprehensive Income into Loss on Termination of Swaps (Ineffective Portion)
	Year Ended December 31,
Derivative	2017	2016	2015	2017	2016	2015	2017	2016	2015
Interest Rate Swaps/Cap	$—	$193	$1,019	$(237)	$(5,208)	$(6,149)	$—	$—	$(4,626)

Agency Business
Schedule of non-qualifying derivative financial instruments

    The following is a summary of our non-qualifying derivative financial instruments ($ in thousands):

December 31, 2017
	Notional Value			Fair Value
Derivative	Count	Notional Value	Balance Sheet Location	Derivative Assets	Derivative Liabilities
Rate Lock Commitments	3	$38,578	Other Assets/ Other Liabilities	$276	$(278)
Forward Sale Commitments	75	330,827	Other Assets/ Other Liabilities	408	(1,028)

		$369,405		$684	$(1,306)

December 31, 2016

Rate Lock Commitments	12	$156,685	Other Assets/ Other Liabilities	$2,816	$(764)
Forward Sale Commitments	105	819,033	Other Assets/ Other Liabilities	2,799	(1,535)

		$975,718		$5,615	$(2,299)